Appendix I. Associate companies (equity-accounted companies) (million euro) (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Investments in associates accounted for using equity method	€ 3,955,000,000	€ 3,023,000,000	€ 2,038,000,000
Assets	27,420,000,000	28,999,000,000
Liabilities	19,755,000,000	20,879,000,000
Revenue, operating	9,627,000,000	9,148,000,000	8,515,000,000
Profit (loss)	€ 1,150,000,000	3,490,000,000	511,000,000
407 International Inc [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	48.29%
Investments in associates accounted for using equity method	€ 1,725,000,000	778,000,000	928,000,000
IRB infrastructure developers limited [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	19.86%
Investments in associates accounted for using equity method	€ 291,000,000
JFKNTO sponsor aggregator LLC [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.00%
Investments in associates accounted for using equity method	€ 1,128,000,000	1,006,000,000	471,000,000
Construction division [Member]
Disclosure of associates [line items]
Revenue, operating	7,653,000,000	7,236,000,000	6,870,000,000
Profit (loss)	332,000,000	258,000,000	98,000,000
Toll roads division [Member]
Disclosure of associates [line items]
Revenue, operating	1,374,000,000	1,256,000,000	1,085,000,000
Profit (loss)	€ 610,000,000	663,000,000	548,000,000
Toll roads division [Member] | 407 International Inc [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	48.29%
Toll roads division [Member] | IRB infrastructure developers limited [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	19.86%
Toll roads division [Member] | JFKNTO sponsor aggregator LLC [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.00%
Airports division [Member]
Disclosure of associates [line items]
Revenue, operating	€ 111,000,000	91,000,000	80,000,000
CANADA
Disclosure of associates [line items]
Revenue, operating	€ 371,000,000	246,000,000	161,000,000
CANADA | Construction division [Member] | Ontario transit groupInc [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%
Investments in associates accounted for using equity method	€ 0
Assets	1,141,000,000
Liabilities	1,173,000,000
Revenue, operating	585,000,000
Profit (loss)	€ 0
CANADA | Toll roads division [Member] | 407 International Inc [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	48.30%
Investments in associates accounted for using equity method	€ 1,725,000,000
Assets	3,616,000,000
Liabilities	7,896,000,000
Revenue, operating	1,272,000,000
Profit (loss)	513,000,000
SPAIN
Disclosure of associates [line items]
Revenue, operating	€ 1,891,000,000	1,584,000,000	1,476,000,000
SPAIN | Construction division [Member] | Via olmedo pedralba sa [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	25.20%
Investments in associates accounted for using equity method	€ 1,000,000
Assets	6,000,000
Liabilities	3,000,000
Revenue, operating	7,000,000
Profit (loss)	€ 0
SPAIN | Construction division [Member] | Boremer S.A. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.80%
Investments in associates accounted for using equity method	€ 1,000,000
Assets	2,000,000
Liabilities	1,000,000
Revenue, operating	0
Profit (loss)	€ 0
SPAIN | Toll roads division [Member] | Bip & drive sa [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	25.00%
Investments in associates accounted for using equity method	€ 6,000,000
Assets	37,000,000
Liabilities	11,000,000
Revenue, operating	22,000,000
Profit (loss)	€ 1,000,000
SPAIN | Toll roads division [Member] | Empresa de mantenimiento y explotación m30 sa [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%
Investments in associates accounted for using equity method	€ 1,000,000
Assets	33,000,000
Liabilities	73,000,000
Revenue, operating	34,000,000
Profit (loss)	38,000,000
UNITED STATES
Disclosure of associates [line items]
Revenue, operating	€ 3,485,000,000	3,271,000,000	2,879,000,000
UNITED STATES | Construction division [Member] | ConnectedWorks, LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	40.00%
Investments in associates accounted for using equity method	€ 2,000,000
Assets	5,000,000
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
UNITED STATES | Airports division [Member] | JFKNTO sponsor aggregator LLC [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.00%
Investments in associates accounted for using equity method	€ 1,128,000,000
Assets	11,050,000,000
Liabilities	8,887,000,000
Revenue, operating	92,000,000
Profit (loss)	8,000,000
POLAND
Disclosure of associates [line items]
Revenue, operating	€ 2,228,000,000	2,119,000,000	2,160,000,000
POLAND | Construction division [Member] | Pphu promos spzoo [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	12.80%
Investments in associates accounted for using equity method	€ 1,000,000
Assets	4,000,000
Liabilities	1,000,000
Revenue, operating	4,000,000
Profit (loss)	€ 0
AUSTRALIA | Construction division [Member] | TSRC O&m PTY LTD
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%
Investments in associates accounted for using equity method	€ 2,000,000
Assets	6,000,000
Liabilities	3,000,000
Revenue, operating	7,000,000
Profit (loss)	€ 1,000,000
AUSTRALIA | Toll roads division [Member] | Nexus infrastructure holdings unit trust [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	40.00%
Investments in associates accounted for using equity method	€ 3,000,000
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
AUSTRALIA | Toll roads division [Member] | Nexus infr unit trust toowoomba [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	40.00%
Investments in associates accounted for using equity method	€ 9,000,000
Assets	34,000,000
Liabilities	12,000,000
Revenue, operating	32,000,000
Profit (loss)	€ 5,000,000
AUSTRALIA | Toll roads division [Member] | Nexus infrastructure holdings pty ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	40.00%
Investments in associates accounted for using equity method	€ 0
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
AUSTRALIA | Toll roads division [Member] | Nexus Infrastructure PTY Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	40.00%
Investments in associates accounted for using equity method	€ 0
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
AUSTRALIA | Toll roads division [Member] | Netflow osars western gp [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%
Investments in associates accounted for using equity method	€ 34,000,000
Assets	136,000,000
Liabilities	68,000,000
Revenue, operating	23,000,000
Profit (loss)	€ 3,000,000
COLOMBIA | Toll roads division [Member] | Concesionaria ruta del cacao sas [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	30.00%
Investments in associates accounted for using equity method	€ 34,000,000
Assets	797,000,000
Liabilities	681,000,000
Revenue, operating	144,000,000
Profit (loss)	€ 20,000,000
INDIA | Toll roads division [Member] | IRB infrastructure developers limited [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	19.90%
Investments in associates accounted for using equity method	€ 291,000,000
Assets	4,632,000,000
Liabilities	3,220,000,000
Revenue, operating	731,000,000
Profit (loss)	€ 109,000,000
INDIA | Toll roads division [Member] | I MMK Toll Road Private Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	10.10%
Investments in associates accounted for using equity method	€ 1,000,000
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
INDIA | Toll roads division [Member] | II MMK Toll Road Private Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	24.00%
Investments in associates accounted for using equity method
Assets
Liabilities
Revenue, operating
Profit (loss)
INDIA | Toll roads division [Member] | I IRB Infrastructure Trust
Disclosure of associates [line items]
Proportion of ownership interest in associate	10.10%
Investments in associates accounted for using equity method	€ 591,000,000
Assets	4,261,000,000
Liabilities	2,627,000,000
Revenue, operating	641,000,000
Profit (loss)	€ 206,000,000
INDIA | Toll roads division [Member] | II IRB Infrastructure Trust
Disclosure of associates [line items]
Proportion of ownership interest in associate	24.00%
Investments in associates accounted for using equity method
Assets
Liabilities
Revenue, operating
Profit (loss)
UNITED KINGDOM
Disclosure of associates [line items]
Revenue, operating	€ 804,000,000	€ 809,000,000	€ 771,000,000
UNITED KINGDOM | Toll roads division [Member] | Zero by pass holdings ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%
Investments in associates accounted for using equity method	€ 0
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
UNITED KINGDOM | Toll roads division [Member] | Zero bypass Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%
Investments in associates accounted for using equity method	€ 21,000,000
Assets	942,000,000
Liabilities	882,000,000
Revenue, operating	39,000,000
Profit (loss)	€ 4,000,000
UNITED KINGDOM | Toll roads division [Member] | River linx holdings ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	22.50%
Investments in associates accounted for using equity method	€ 0
Assets	0
Liabilities	0
Revenue, operating	0
Profit (loss)	€ 0
UNITED KINGDOM | Toll roads division [Member] | RiverLinx Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	22.50%
Investments in associates accounted for using equity method	€ 60,000,000
Assets	1,755,000,000
Liabilities	1,485,000,000
Revenue, operating	81,000,000
Profit (loss)	€ 10,000,000
UNITED KINGDOM | Toll roads division [Member] | Sociedad Concesionaria Anillo Vial, S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%
Investments in associates accounted for using equity method	€ 29,000,000
Assets	87,000,000
Liabilities	5,000,000
Revenue, operating	61,000,000
Profit (loss)	€ (1,000,000)
QATAR | Airports division [Member] | FMM Company LLC [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.00%
Investments in associates accounted for using equity method	€ 15,000,000
Assets	78,000,000
Liabilities	42,000,000
Revenue, operating	121,000,000
Profit (loss)	€ 17,000,000